Annual Fund Operating Expenses - DWS Global High Income Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.30%
Total annual fund operating expenses	0.94%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.85%
Class T
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	0.91%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.85%
Class C
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.28%
Total annual fund operating expenses	1.67%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.60%
Class R6
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	none
Other expenses	0.66%
Total annual fund operating expenses	1.06%
Fee waiver/expense reimbursement	0.51%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.55%
INST Class
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.68%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.60%
Class S
Operating Expenses:
Management fee	0.40%
Distribution/service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	0.74%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.65%